Total

FINANCIAL INVESTORS TRUST

ALPS | Smith Total Return Bond Fund

(the “Fund”)

SUPPLEMENT DATED AUGUST 25, 2023 TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2023, AS SUBSEQUENTLY AMENDED

Effective as of September 1, 2023, the following changes are being made with respect to the Fund.

ALPS/Smith Total Return Bond Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ALPS/Smith Total Return Bond Fund		Investor Shares	Class A	Class C	Class I
Management Fees	[1]	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	none
Shareholder Services Fees		0.05%	0.05%	none	none
Other Fund Expenses		0.13%	0.13%	0.16%	0.18%
Total Other Expenses		0.18%	0.18%	0.16%	0.18%
Total Annual Fund Operating Expenses	[2]	0.98%	0.98%	1.71%	0.73%
Fee Waiver and Expense Reimbursement	[3]	(0.09%)	(0.09%)	(0.12%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.89%	0.89%	1.59%	0.59%
[1]	The Contractual Management Fee is 0.545%.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[3]	ALPS Advisors, Inc. (the “Adviser”) and Smith Capital Investors, LLC (the “Sub-Adviser”) have agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.59% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through February 28, 2025. The Adviser and the Sub-Adviser will be permitted to recapture, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in this letter agreement or in previous letter agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated monthly. The Adviser and the Sub-Adviser may not discontinue this waiver prior to February 28, 2025 without the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2025. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Shares	$91	$303	$533	$1,192
Class A Shares	$314	$521	$746	$1,390
Class C Shares	$262	$527	$916	$2,007
Class I Shares	$60	$219	$392	$893

Although your actual costs may be higher or lower, based on these assumptions your cost would be:
You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
ALPS/Smith Total Return Bond Fund | Class C | USD ($)	162	527	916	2,007